13 Impairment testing (Details 1) - Midatech Pharma (Wales) Limited [Member] - Cash-Generating Units [Member]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ImpairmentTestingLineItems [Line Items]
Pre-tax discount rate	18.40%	17.70%	17.90%
Cumulative probability of success of projects	81.00%	81.00%	81.00%